Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In accordance with accounting principles generally accepted in the United States of America, each of the Plan’s fair value measurements are categorized in one of the following three levels based on the lowest level input that is significant to the fair value measurement in its entirety:

• Level 1—Quoted prices in active markets for identical assets or liabilities.

• Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

• Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the Plan’s fair value hierarchy for its investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
December 31, 2025
Mutual funds	$36,522	$36,522	$—	$—
Common Stock of Northfield Bancorp, Inc.	3,223	3,223	—	—
Self-Directed Brokerage Account	1,803	1,803	—	—
Total investments in the fair value hierarchy	41,548	41,548
Investments measured at Net Asset Value*
Common collective trust funds	1,313
Total investments at fair value	$42,861
December 31, 2024
Mutual funds	$29,405	$29,405	$—	$—
Common Stock of Northfield Bancorp, Inc.	3,520	3,520	—	—
Self-Directed Brokerage Account	1,576	1,576	—	—
Total investments in the fair value hierarchy	34,501	34,501	—	—
Investments measured at Net Asset Value*
Pooled Separate Account	1,391
Total investments at fair value	$35,892

* In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The investment in the common collective trust funds and PSA is valued at fair value using NAV as a practical expedient. The use of NAV is deemed appropriate for the common collective trust funds and PSA as it does not have a finite life, unfunded commitments relating to the types of investment, or significant restrictions on redemptions. The practical expedient is used for valuation, unless it is probable that the Plan will sell a portion of the investment at an amount different from the net asset valuation.